Leases - Schedule of Lease Assets Obtained in Exchange for Lease Obligation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Lessee Disclosure [Abstract]
Operating leases	¥ 10,296	$ 1,411	¥ 91,025	¥ 6,868
Finance leases	¥ 0	$ 0	¥ 0	¥ 0